WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	AUSTRALIA — 1.9%
1,323,548	Nanosonics Ltd.*	$5,180,651
989,383	PEXA Group Ltd.*	11,892,635
		17,073,286
	BRAZIL — 3.2%
359,001	Azul S.A. - ADR*	8,052,393
4,357,106	Empreendimentos Pague Menos S/A*	9,997,008
1,632,010	Grupo SBF S.A.*	10,998,512
		29,047,913
	CANADA — 6.8%
282,640	CAE, Inc.*	8,624,643
68,195	Cargojet, Inc.	10,615,157
199,315	Descartes Systems Group, Inc.*	14,456,568
193,922	Docebo, Inc.*	12,901,191
79,836	FirstService Corp.	14,870,383
		61,467,942
	DENMARK — 3.8%
35,645	ALK-Abello A/S*	17,573,259
124,244	Royal Unibrew A/S	16,836,823
		34,410,082
	FAROE ISLANDS — 1.4%
153,485	Bakkafrost P/F	13,043,445
	FINLAND — 1.7%
112,155	QT Group Oyj*	15,188,687
	FRANCE — 1.3%
51,008	SOITEC*	12,228,941
	GERMANY — 5.6%
180,076	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	24,768,482
13,680	Hypoport S.E.*	8,242,252
110,558	Mensch und Maschine Software S.E.	8,000,006
70,591	Steico S.E.	9,739,305
		50,750,045
	INDIA — 6.5%
275,886	Computer Age Management Services Ltd.	12,402,416
716,687	CreditAccess Grameen Ltd.*	6,413,083
2,300,936	Indian Energy Exchange Ltd.	13,351,876

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
1,393,773	Syngene International Ltd.*	$11,984,032
182,421	WNS Holdings Ltd. - ADR*	15,020,545
		59,171,952
	INDONESIA — 0.8%
45,384,710	Bank BTPN Syariah Tbk P.T.	7,439,763
	ISRAEL — 1.9%
100,769	Global-e Online Ltd.*	7,017,553
214,620	NEOGAMES S.A.*	10,355,415
		17,372,968
	ITALY — 3.9%
233,423	Interpump Group S.p.A.	14,591,042
1,023,456	Stevanato Group S.p.A.*	20,663,577
		35,254,619
	JAPAN — 12.6%
63,065	BayCurrent Consulting, Inc.	25,114,411
156,500	Bengo4.com, Inc.*	11,816,016
79,970	Freee KK*	6,864,575
47,600	GMO Financial Gate, Inc.	9,034,049
321,160	Japan Elevator Service Holdings Co., Ltd.	7,402,790
277,300	Jeol Ltd.	18,032,611
453,340	Kobe Bussan Co., Ltd.	15,264,134
180,200	Money Forward, Inc.*	11,106,754
445,400	Plaid, Inc.*	10,025,332
		114,660,672
	MALTA — 2.8%
262,996	Kambi Group PLC*	11,313,738
853,414	Kindred Group PLC	13,969,137
		25,282,875
	MEXICO — 1.4%
570,342	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	12,593,151
	NETHERLANDS — 3.9%
201,631	BE Semiconductor Industries N.V.	17,694,711
1,612,757	Meltwater Holding B.V.*	7,320,093
135,336	Topicus.com, Inc.*	10,196,845
		35,211,649

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY — 0.7%
6,186,726	Mercell Holding A.S.A.*	$6,442,604
	POLAND — 1.3%
584,971	InPost S.A.*	11,470,011
	RUSSIA — 1.2%
262,789	HeadHunter Group PLC - ADR	11,202,695
	SPAIN — 1.4%
316,255	Fluidra S.A.	12,820,483
	SWEDEN — 10.2%
179,240	Avanza Bank Holding A.B.	5,805,367
829,276	Dometic Group A.B.	14,075,622
341,115	Hemnet Group A.B.*	7,364,461
620,674	Nordnet A.B. publ	10,014,825
247,759	Sdiptech A.B. - Class B*	11,785,850
170,668	Sectra A.B. - B Shares*	13,600,466
814,787	SwedenCare A.B.	12,915,231
351,269	Vitec Software Group A.B.	17,444,298
		93,006,120
	SWITZERLAND — 6.0%
22,859	Bachem Holding A.G.	15,134,190
1,260,880	Global Blue Group Holding A.G.*	10,894,003
129,750	PolyPeptide Group A.G.*,1	14,143,008
24,413	Tecan Group A.G.	14,077,448
		54,248,649
	TAIWAN — 4.9%
212,585	Airtac International Group	6,869,784
150,000	ASPEED Technology, Inc.	12,080,772
1,394,000	Sinbon Electronics Co., Ltd.	11,991,525
1,101,000	Universal Vision Biotechnology Co., Ltd.	14,104,469
		45,046,550
	UNITED KINGDOM — 9.3%
242,856	Avon Protection PLC	9,168,709
302,479	Diploma PLC	12,426,068
1,379,140	IntegraFin Holdings PLC	10,170,630
540,793	Softcat PLC	14,530,899
970,662	Team17 Group PLC*	11,735,646

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
479,294	VTEX - Class A*	$11,742,703
214,515	Wizz Air Holdings PLC*	14,745,118
		84,519,773
	VIETNAM — 1.4%
3,119,050	FPT Corp.	12,784,562
	TOTAL COMMON STOCKS
	(Cost $708,179,009)	871,739,437

Principal Amount
	SHORT-TERM INVESTMENTS — 4.4%
$40,090,162	UMB Money Market II Special, 0.01%[2]	40,090,162
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,090,162)	40,090,162
	TOTAL INVESTMENTS — 100.3%
	(Cost $748,269,171)	911,829,599
	Liabilities in Excess of Other Assets — (0.3)%	(2,881,300)
	TOTAL NET ASSETS — 100.0%	$908,948,299

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,143,008, which represents 1.56% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.